Schedule of Earnings/(Loss) Per Share (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Earningsloss Per Share
Weighted average number of ordinary shares used in calculating basic earnings per share	256,181,097	210,889,961	211,477,929	198,977,884	176,847,043
Options over ordinary shares					12,150,000
Weighted average number of ordinary shares used in calculating diluted earnings per share	256,181,097	210,889,961	211,477,929	198,977,884	188,997,043
Basic earnings per share	$ (0.01)	$ (0.04)	$ (0.08)	$ (0.06)	$ 0.20
Diluted earnings per share	$ (0.01)	$ (0.04)	$ (0.08)	$ (0.06)	$ 0.18
(Loss)/Profit After Income Tax Expense for the Year	$ (1,964,737)	$ (9,194,540)	$ (16,389,292)	$ (11,571,240)	$ 34,402,821
Non-controlling interest	41,972	51,229	106,181	87,149	281,733
(Loss)/Profit after income tax	$ (1,922,765)	$ (9,143,311)	$ (16,283,111)	$ (11,484,091)	$ 34,684,554